CONSOLIDATED STATEMENTS OF NONCONTROLLING INTEREST, REDEEMABLE CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT (Parenthetical)	12 Months Ended
Dec. 31, 2020 USD ($)
Gelesis
Stock issuance costs	$ 406,000
Fair Value Adjustment Of Warrants	1,466,000
Series 3 Growth | Gelesis
Stock issuance costs	329,000
Fair Value Adjustment Of Warrants	$ 744,000